Securities, 424I - Securities, 424I: 1	Nov. 14, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	false
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.00014%
Amount of Registration Fee	$ 798